Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2020	2021
Copyright (Note 12(a))	20,242	17,191
Computer software	862	805
Domain name	484	485
Less: Accumulated amortization	(7,404)	(10,029)
Less: Impairment loss	—	(2,396)
Add: translation difference	157	(25)

Intangible assets, net	14,341	6,031